Segment Information - Summary of Company's Consolidated Revenues from Continuing Operations (Excluding Attributable Share of Revenues from the Company's Associates and Joint Venture) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenues	$ 3,423	$ 3,510
Percentage of entity's revenue	100.00%	100.00%
Gold [member]
Disclosure of products and services [line items]
Revenues	$ 2,527	$ 2,861
Percentage of entity's revenue	74.00%	81.00%
Silver [member]
Disclosure of products and services [line items]
Revenues	$ 364	$ 384
Percentage of entity's revenue	11.00%	11.00%
Zinc [member]
Disclosure of products and services [line items]
Revenues	$ 425	$ 200
Percentage of entity's revenue	12.00%	6.00%
Lead [member]
Disclosure of products and services [line items]
Revenues	$ 98	$ 62
Percentage of entity's revenue	3.00%	2.00%
Copper [member]
Disclosure of products and services [line items]
Revenues	$ 9	$ 3